Share-Based Compensation - Awards Outstanding under Stock Option Plans by Award Type (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Restricted Share Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested	$ 0.1
RSUs - Deal incentive awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested	17.9
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage of grant	80.00%
Total fair value of shares vested	0.3
Omnibus Plan
Weighted Average Grant Date Fair Value
Number of Stock Options	0
Omnibus Plan | Restricted Share Units (RSUs)
Number of Awards
Outstanding, beginning balance	0
Converted at the time of the IPO	1,600,000
Granted	0	[1]
Vested	0	[1]
Forfeited	0	[1]
Outstanding, ending balance	1,600,000
Awards expected to vest	1,600,000
Weighted Average Grant Date Fair Value
Outstanding, beginning balance
Converted at the time of the IPO	$ 18.73
Granted	$ 29.79
Vested	$ 18.98
Forfeited	$ 18.77
Outstanding, ending balance	$ 19.15
Awards expected to vest	$ 19.15
Unrecognized compensation cost	22.4
Expected weighted average	1 year 11 months 16 days
Omnibus Plan | RSUs - Deal incentive awards
Number of Awards
Outstanding, beginning balance	0
Converted at the time of the IPO	0
Granted	1,800,000
Vested	(900,000)
Forfeited	(100,000)
Outstanding, ending balance	800,000
Awards expected to vest	800,000
Weighted Average Grant Date Fair Value
Outstanding, beginning balance
Converted at the time of the IPO	$ 0.00
Granted	$ 19.80
Vested	$ 20.13
Forfeited	$ 19.50
Outstanding, ending balance	$ 19.50
Awards expected to vest	$ 19.50
Unrecognized compensation cost	4.0
Expected weighted average	22 days
Omnibus Plan | Performance Shares
Number of Awards
Outstanding, beginning balance	0	[2]
Converted at the time of the IPO	600,000	[2]
Granted	0	[2]
Vested	0	[1],[2]
Forfeited	(100,000)	[2]
Outstanding, ending balance	500,000
Awards expected to vest	500,000
Weighted Average Grant Date Fair Value
Outstanding, beginning balance	$ 0.00
Converted at the time of the IPO	$ 28.06
Granted	$ 0.00
Vested	$ 28.06
Forfeited	$ 28.05
Outstanding, ending balance	$ 28.06
Awards expected to vest	$ 28.06
Unrecognized compensation cost	4.8	[2]
Expected weighted average	2 months 27 days
ING Group Share-based Compensation Plans | Restricted Share Units (RSUs)
Number of Awards
Outstanding, beginning balance	6,100,000			6,100,000
Outstanding, ending balance	3,200,000			6,100,000
Weighted Average Grant Date Fair Value
Unrecognized compensation cost	5.6
Expected weighted average	11 months 23 days
ING Group Share-based Compensation Plans | Performance Shares
Number of Awards
Outstanding, beginning balance	8,500,000			6,800,000
Outstanding, ending balance	2,500,000			6,800,000
Weighted Average Grant Date Fair Value
Unrecognized compensation cost	8.8
Expected weighted average	3 months 11 days
ING Group Share-based Compensation Plans | Stock Options
Weighted Average Grant Date Fair Value
Unrecognized compensation cost	$ 0
Expected weighted average	0 years
Number of Stock Options	16,300,000		19,700,000	23,800,000

[1]	Less than $0.1
[2]	Based upon performance through December 31, 2013, recipients of performance awards would be entitled to 0.8 shares at the vesting date. The performance awards are included in the preceding table as if the participants earn shares equal to 100% of the units granted.